Equity - Summary of Reconciliation of Consolidated Retained Earnings Available for Dividend Declaration (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Retained Earnings Available For Dividend Declaration [Line Items]
Consolidated unappropriated retained earnings as at December 31, 2018 (as previously stated)	₱ 18,063	₱ 12,081
Effect of IAS 27, Consolidated and Separate Financial Statements, adjustments	17,119	20,472
Parent Company’s unappropriated retained earnings at beginning of the year (as stated)	32,553
Less: Cumulative unrealized income – net of tax:
Parent Company’s net income for the year	22,462	18,857	₱ 13,312
Unrealized foreign exchange gains – net (except those attributable to cash and cash equivalents)	424	(771)	(411)
Net gains (losses) from fair value adjustments charged to profit or loss	12	378
Less: Cash dividends declared during the year
Preferred stock	(59)	(59)	(59)
Charged to retained earnings	(15,630)	(13,902)	(16,545)
Parent Company’s unappropriated retained earnings available for dividends, ending balance	35,182	32,553
Retained Earnings [Member]
Disclosure Of Retained Earnings Available For Dividend Declaration [Line Items]
Consolidated unappropriated retained earnings as at December 31, 2018 (as previously stated)		6,861
Effect of IAS 27, Consolidated and Separate Financial Statements, adjustments		25,692
Effect of adoption of IFRS 16		(136)
Parent Company’s unappropriated retained earnings at beginning of the year (as stated)	27,566	32,417
Less: Cumulative unrealized income – net of tax:
Parent Company’s net income for the year	18,381
Unrealized foreign exchange gains – net (except those attributable to cash and cash equivalents)	(473)	(523)
Net gains (losses) from fair value adjustments charged to profit or loss	(229)	(888)
Net Income (Loss) Attributable to Equity Owners of Parent	17,679
Fair value adjustments (mark-to-market gains)		(3,440)
Less: Cash dividends declared during the year
Preferred stock	(59)
Charged to retained earnings	(15,615)	(13,887)	(16,479)
Parent Company’s unappropriated retained earnings available for dividends, ending balance	29,630	₱ 27,566	₱ 32,417
Retained Earnings [Member] | Common Stock [Member]
Less: Cash dividends declared during the year
Common stock	₱ (15,556)